Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Amortized cost of mortgage-backed and related securities	$ 9,825	$ 19,586
Amortized cost of other marketable securities	$ 75,759	$ 105,700
Serial preferred stock, par value	$ 0.01	$ 0.01
Serial preferred stock, shares authorized	500,000	500,000
Serial preferred stock, shares issued	26,000	26,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	11,000,000	11,000,000
Common stock, shares issued	9,128,662	9,128,662
Treasury stock, shares	4,705,073	4,740,711